Concentration of Risk - Schedule of Cost of Sale (Details)	6 Months Ended						12 Months Ended
	Jun. 30, 2025 MYR (RM)		Jun. 30, 2025 USD ($)		Jun. 30, 2024 MYR (RM)		Jun. 30, 2024		Dec. 31, 2023 MYR (RM)		Dec. 31, 2022 MYR (RM)	Jun. 30, 2025 USD ($)		Dec. 31, 2024 MYR (RM)		Dec. 31, 2023 USD ($)
Cost of sales [member]
Schedule of Cost of Sale [Line Items]
Cost of sale RM	RM 49,602,598		$ 11,775,097		RM 28,212,121				RM 130,201,026		RM 54,825,100
Cost of sale USD	RM 49,602,598		$ 11,775,097		RM 28,212,121				RM 130,201,026		RM 54,825,100
Percentage of cost of sale	100.00%		100.00%		100.00%						100.00%
Payables [Member]
Schedule of Cost of Sale [Line Items]
Payables RM	RM 25,154,330											$ 5,971,354		RM 27,396,814		$ 38,418,873,000,000
Payables USD	RM 25,154,330											5,971,354		27,396,814		38,418,873,000,000
Percentage of payables	100.00%		100.00%				100.00%		100.00%
Vendor A [Member] | Cost of sales [member]
Schedule of Cost of Sale [Line Items]
Cost of sale RM		[1]		[1]	RM 7,719,316				RM 20,826,560		RM 16,097,566
Cost of sale USD		[1]		[1]	RM 7,719,316				RM 20,826,560		RM 16,097,566
Percentage of cost of sale		[1]		[1]	27.36%						29.36%
Vendor A [Member] | Payables [Member]
Schedule of Cost of Sale [Line Items]
Payables RM		[2]											[2]	7,011,530		7,580,160,000,000
Payables USD		[2]											[2]	7,011,530		7,580,160,000,000
Percentage of payables		[2]		[2]			25.59%		19.73%
Vendor B [Member] | Cost of sales [member]
Schedule of Cost of Sale [Line Items]
Cost of sale RM	RM 8,547,239		$ 2,029,018			[1]			RM 17,867,185		RM 9,600,766
Cost of sale USD	RM 8,547,239		$ 2,029,018			[1]			RM 17,867,185		RM 9,600,766
Percentage of cost of sale	17.23%		17.23%			[1]					17.51%
Vendor B [Member] | Payables [Member]
Schedule of Cost of Sale [Line Items]
Payables RM		[2]											[2]		[2]	10,198,777,000,000
Payables USD		[2]											[2]		[2]	10,198,777,000,000
Percentage of payables		[2]		[2]				[2]	26.55%
Others [Member] | Cost of sales [member]
Schedule of Cost of Sale [Line Items]
Cost of sale RM	RM 41,055,359		$ 9,746,079		RM 20,492,805				RM 91,507,281		RM 23,606,916
Cost of sale USD	RM 41,055,359		$ 9,746,079		RM 20,492,805				RM 91,507,281		RM 23,606,916
Percentage of cost of sale	82.77%		82.77%		72.64%						43.06%
Others [Member] | Payables [Member]
Schedule of Cost of Sale [Line Items]
Payables RM	RM 20,705,376											4,915,222		20,385,284		9,593,277,000,000
Payables USD	RM 20,705,376											4,915,222		20,385,284		$ 9,593,277,000,000
Percentage of payables	82.31%		82.31%				74.41%		24.97%
Vendor C [Member] | Cost of sales [member]
Schedule of Cost of Sale [Line Items]
Cost of sale RM										[3]	RM 5,519,852
Cost of sale USD										[3]	RM 5,519,852
Percentage of cost of sale											10.07%
Vendor C [Member] | Payables [Member]
Schedule of Cost of Sale [Line Items]
Payables RM	RM 4,448,954											1,056,132			[2]
Payables USD	RM 4,448,954											$ 1,056,132			[2]
Percentage of payables	17.69%		17.69%					[2]

[1]	Purchases from relevant vendor was less than 10% of the Group’s total cost of sale for the respective year.
[2]	Payables was less than 10% of the Groups total accounts payables for the respective year.
[3]	Purchases from relevant vendor was less than 10% of the Group’s total cost of sale for the respective year.